Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41338
Entity Registrant Name	IPERIONX Ltd
Entity Address, Address Line One	1092 Confroy Drive
Entity Address, City or Town	South Boston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24592
Entity Central Index Key	0001898601
Current Fiscal Year End Date	--06-30
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false